Related Party Balances and Transactions (Details) - Schedule of prepaid expenses from a related party	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KHR (៛)
Related Party Balances and Transactions (Details) - Schedule of prepaid expenses from a related party [Line Items]
Prepaid expenses from a related party			៛ 1,674,157
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expenses from a related party [Line Items]
Relationship	100% controlled by Xiaohua Jia	100% controlled by Xiaohua Jia
Nature	Logistic services	Logistic services
Prepaid expenses from a related party			៛ 1,674,157